Significant accounting policies - Disclosure of applicable estimated useful lives (Details)	12 Months Ended
Dec. 31, 2017
Production equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Office furniture and electronic data processing equipment (“EDP”)
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years